Earnings Per Share - Basic and Diluted Earnings Per Share Computation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Earnings Per Share [Abstract]
Net income for basic and diluted earnings per share	$ 2,779	$ 1,757	$ 1,216
Weighted-average common and ordinary shares outstanding	745	777	776
Dilutive effect of equity plans	2	2	2
Diluted weighted-average shares outstanding	747	779	778
Basic earnings per share (in dollars per share)	$ 3.73	$ 2.26	$ 1.57
Diluted earnings per share (in dollars per share)	$ 3.72	$ 2.26	$ 1.56
Anti-dilutive stock options excluded from diluted earnings per share computations	0	0	1